June 19, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      IDEX Mutual Funds
                  File No. 33-2659
                  CIK No.: 0000787623

Dear Commissioners:

         On behalf of IDEX Mutual Funds (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for the Fund dated June 15, 2000 otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form N1-A registration statement for the Fund (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on June 14, 2000 via EDGAR.

                                   Sincerely,

                                 /s/ John K. Carter
                                 John K. Carter, Esq.
                                 Vice President
                                 and Secretary


cc:      Kimberly J. Smith, Esq.